Revenue - Disclosure Of Insurance Revenue (Details) - PEN (S/) S/ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	S/ 284,075	S/ 256,336	S/ 552,202	S/ 508,532
Revenue from contracts with customers	809,863	864,148	1,583,605	1,687,981
Products transferred at a point in time [member]
Disclosure of analysis of insurance revenue [line items]
Revenue from contracts with customers	85,280	80,066	164,546	152,721
Products and services transferred over time [member]
Disclosure of analysis of insurance revenue [line items]
Revenue from contracts with customers	724,583	784,082	1,419,059	1,535,260
Oncology plans [Member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	215,338	197,634	427,851	389,567
General Healthcare Services Plans [Member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	S/ 68,737	S/ 58,702	S/ 124,351	S/ 118,965